Loan Portfolio Aging Analysis (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	$ 1,245	$ 1,395
Total Past Due and Non Accrual	3,634	2,679
Current	406,049	365,910
Total Loans Receivable	409,683	368,589
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	1,874	938
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	360	346
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	155	0
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	0	83
Total Past Due and Non Accrual	192	139
Current	93,498	81,188
Total Loans Receivable	93,690	81,327
Commercial | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	98	56
Commercial | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	94	0
Commercial | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	0	0
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	741	500
Total Past Due and Non Accrual	741	762
Current	222,720	198,174
Total Loans Receivable	223,461	198,936
Commercial Real Estate | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	0	262
Commercial Real Estate | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	0	0
Commercial Real Estate | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	0	0
Residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	485	760
Total Past Due and Non Accrual	2,606	1,625
Current	76,161	74,228
Total Loans Receivable	78,767	75,853
Residential | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	1,704	559
Residential | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	262	306
Residential | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	155	0
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	19	52
Total Past Due and Non Accrual	95	153
Current	13,670	12,320
Total Loans Receivable	13,765	12,473
Installment | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	72	61
Installment | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	4	40
Installment | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	$ 0	$ 0